Policyholder liabilities and unallocated surplus - UK and Europe liabilities by duration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Policyholder liabilities	£ 411,211	£ 388,996	£ 322,518
Investment contracts
Liabilities
Policyholder liabilities	83,000	73,000
UK and Europe insurance operations
Liabilities
Policyholder liabilities	£ 167,589	£ 157,654	£ 142,350
UK and Europe insurance operations | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	34.00%	34.00%
UK and Europe insurance operations | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	25.00%	25.00%
UK and Europe insurance operations | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	11.00%
UK and Europe insurance operations | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	6.00%
UK and Europe insurance operations | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
UK and Europe insurance operations | With-profits
Liabilities
Policyholder liabilities	£ 100,613	£ 90,343
UK and Europe insurance operations | With-profits | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	36.00%	37.00%
UK and Europe insurance operations | With-profits | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	25.00%	26.00%
UK and Europe insurance operations | With-profits | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	16.00%
UK and Europe insurance operations | With-profits | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	10.00%	10.00%
UK and Europe insurance operations | With-profits | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	5.00%
UK and Europe insurance operations | With-profits | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	6.00%
UK and Europe insurance operations | With-profits | Insurance contracts
Liabilities
Policyholder liabilities	£ 38,285	£ 37,848
UK and Europe insurance operations | With-profits | Insurance contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	33.00%	37.00%
UK and Europe insurance operations | With-profits | Insurance contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	23.00%
UK and Europe insurance operations | With-profits | Insurance contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	15.00%
UK and Europe insurance operations | With-profits | Insurance contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	9.00%
UK and Europe insurance operations | With-profits | Insurance contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
UK and Europe insurance operations | With-profits | Insurance contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	10.00%	9.00%
UK and Europe insurance operations | With-profits | Investment contracts
Liabilities
Policyholder liabilities	£ 62,328	£ 52,495
UK and Europe insurance operations | With-profits | Investment contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	37.00%	37.00%
UK and Europe insurance operations | With-profits | Investment contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	29.00%
UK and Europe insurance operations | With-profits | Investment contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	16.00%
UK and Europe insurance operations | With-profits | Investment contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	10.00%	10.00%
UK and Europe insurance operations | With-profits | Investment contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
UK and Europe insurance operations | With-profits | Investment contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	4.00%
UK and Europe insurance operations | Annuity business
Liabilities
Policyholder liabilities	£ 43,181	£ 45,034
UK and Europe insurance operations | Annuity business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	27.00%	26.00%
UK and Europe insurance operations | Annuity business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	23.00%
UK and Europe insurance operations | Annuity business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	18.00%	18.00%
UK and Europe insurance operations | Annuity business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	13.00%	13.00%
UK and Europe insurance operations | Annuity business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	9.00%	9.00%
UK and Europe insurance operations | Annuity business | Over 25 years
Liabilities
Percentage of policyholder liabilities	10.00%	11.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF
Liabilities
Policyholder liabilities	£ 10,609	£ 11,153
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	31.00%	29.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	24.00%	24.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	18.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	12.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
UK and Europe insurance operations | Annuity business | Non-profit annuities within WPSF | Over 25 years
Liabilities
Percentage of policyholder liabilities	10.00%	10.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity
Liabilities
Policyholder liabilities	£ 32,572	£ 33,881
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	26.00%	25.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	22.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	18.00%	18.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	13.00%	14.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	9.00%	9.00%
UK and Europe insurance operations | Annuity business | Shareholder-backed annuity | Over 25 years
Liabilities
Percentage of policyholder liabilities	11.00%	12.00%
UK and Europe insurance operations | Other business
Liabilities
Policyholder liabilities	£ 23,795	£ 22,277
UK and Europe insurance operations | Other business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	34.00%	37.00%
UK and Europe insurance operations | Other business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	23.00%
UK and Europe insurance operations | Other business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	15.00%
UK and Europe insurance operations | Other business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	12.00%	10.00%
UK and Europe insurance operations | Other business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	6.00%
UK and Europe insurance operations | Other business | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	9.00%
UK and Europe insurance operations | Other business | Insurance contracts
Liabilities
Policyholder liabilities	£ 6,714	£ 6,111
UK and Europe insurance operations | Other business | Insurance contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	41.00%	40.00%
UK and Europe insurance operations | Other business | Insurance contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	26.00%	23.00%
UK and Europe insurance operations | Other business | Insurance contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	12.00%
UK and Europe insurance operations | Other business | Insurance contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	9.00%	7.00%
UK and Europe insurance operations | Other business | Insurance contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	4.00%
UK and Europe insurance operations | Other business | Insurance contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	14.00%
UK and Europe insurance operations | Other business | Investment contracts
Liabilities
Policyholder liabilities	£ 17,081	£ 16,166
UK and Europe insurance operations | Other business | Investment contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	31.00%	34.00%
UK and Europe insurance operations | Other business | Investment contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	22.00%	23.00%
UK and Europe insurance operations | Other business | Investment contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	18.00%	17.00%
UK and Europe insurance operations | Other business | Investment contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	13.00%	12.00%
UK and Europe insurance operations | Other business | Investment contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	7.00%
UK and Europe insurance operations | Other business | Investment contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	7.00%